FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS - Disclosure of detailed information about financial assets and liabilities measured at fair value on a recurring basis (Details) - USD ($)
$ in Thousands
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets [line items]
Investments	$ 11,200	$ 4,767	$ 69
Deferred share units	5,682	$ 6,389
Total [Member]
Disclosure of fair value measurement of assets [line items]
Investments	11,200
Trade and other receivables	14,462
Total financial assets	25,662
Deferred share units	5,682
Total financial liabilities	5,795
Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Investments	11,151
Trade and other receivables	9,711
Total financial assets	20,862
Deferred share units	5,682
Total financial liabilities	5,682
Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Investments	0
Trade and other receivables	4,751
Total financial assets	4,751
Deferred share units	0
Total financial liabilities	113
Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Investments	49
Trade and other receivables	0
Total financial assets	49
Deferred share units	0
Total financial liabilities	$ 0